Background information of business and organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background information of business and organization
1.	Background information of business and organization

Xinyuan Real Estate Co., Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the People’s Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market.

As of December 31, 2018, principal subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Ltd.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd.	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development

XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company

Zhengzhou Jiasheng Real Estate Co., Ltd.	PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan (China) Real Estate, Ltd. (“Xinyuan China”)	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Technology Service Co., Ltd.	PRC December 28, 1998	RMB	50,000,000	94%	Property management services

Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	50,000,000	100%	Landscaping engineering and management

Henan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 9, 2009	RMB	200,000,000	100%	Real estate development
Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Wanzhuo”)	PRC September 20, 2012	RMB	200,000,000	20%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

Jinan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development

Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd. (1)	PRC June 19, 2014	RMB	20,000,000	100%	Real estate development

Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development

Xi’an Yinghuai Commerce and Trade Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Retail store

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Shanghai Junxin Real Estate Co., Ltd.	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development

Beijing Yinghuai Commerce and Trade Co., Ltd.	PRC January 5, 2015	RMB	30,000,000	100%	Retail store

Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company

Henan Yinghuai Commerce and Trade Co., Ltd.	PRC March 23, 2015	RMB	10,000,000	100%	Retail store

Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	200,000,000	100%	Real estate development

Shanghai Hexinli Property Management Center. (Limited partnership)	PRC July 28, 2015	RMB	10,640,000	78.95%	Property management services

Shandong Xinyuan Renju Real Estate Co., Ltd.	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development

Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”)	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development

421 Kent Holding Co, Ltd.	United States May 2, 2014	US$	1,000	100%	Investment holding company

Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:

XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Shenzhen Xinchuang Investment Consulting Co., Ltd.	PRC January 20, 2016	RMB	10,000,000	100%	Investment

Henan Xinyuan Quansheng Real Estate Co., Ltd.	PRC January 14, 2015	RMB	40,000,000	100%	Real estate development

Zhengzhou Shengdao Real Estate Co., Ltd.	PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Henan Xinyuan Shunsheng Real Estate Co., Ltd.	PRC January 13, 2016	RMB	30,000,000	100%	Real estate development

Hunan Erli Real Estate Co., Ltd.	PRC January 4, 2008	RMB	50,000,000	100%	Real estate development

XIN Queens Holding LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Holdco LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Owner LLC	United States July 6, 2016	US$	1,000	100%	Real estate development

Zhengzhou Xinnan Real Estate Co., Ltd. (“Zhengzhou Xinnan”)	PRC January 21, 2016	RMB	50,000,000	100%	Real estate development

Xinyan Investment Management Co., Limited.	PRC April 8, 2016	RMB	100,000,000	70%	Investment

Hunan Xintian Real Estate Co., Ltd. (“Hunan Xintian”)	PRC September 28, 2009	RMB	20,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Zhengzhou Hangmei Technology Development Co., Ltd.(“Zhengzhou Hangmei”)	PRC November 25, 2014	RMB	50,000,000	51%	Real estate development

Zhengzhou Hangmei Zhengxing Technology Co., Ltd.(“Hangmei Zhengxing”)	PRC March 28, 2016	RMB	50,000,000	60%	Real estate consulting services

Xi’an Dingrun Real Estate Co., Ltd. (“Xi’an Dingrun”)	PRC June 1, 2011	RMB	20,000,000	100%	Real estate development

Zhengzhou Kangshengboda Real Estate Co., Ltd. (“Zhengzhou Kangshengboda”)	PRC July 29, 2016	RMB	50,000,000	100%	Real estate development

Xinjiang Xinyuan Renju Equity Investment., Ltd.	PRC February 24, 2017	RMB	10,000,000	100%	Real estate consulting services

Zhuhai Prince Real Estate Co., Ltd. (“Zhuhai Prince”)	PRC September 13, 1990	RMB	16,000,000	100%	Real estate development

Henan Renxin Real Estate Co., Ltd. (“Henan Renxin”)	PRC July 11, 2008	RMB	200,000,000	51%	Real estate development

Xinchuang Technology Co., Ltd.	PRC May 2, 2017	RMB	100,000,000	100%	Real estate consulting services

Hangzhou Huiyuan Investment Management Partnership Enterprise. (Limited partnership)	PRC May 23, 2017	RMB	5,000,000	100%	Investment holding company

Guangdong Xinyuan Real Estate Co., Ltd.	PRC October 18, 2017	RMB	100,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Taicang Pengchi Real Estate Co., Limited. (“Taicang Pengchi”)	PRC June 16, 2017	RMB	200,000,000	17%	Real estate development

Khorgos XinYan Enterprise Management Consulting Co., Ltd.	PRC December 4, 2017	RMB	5,000,000	100%	Management consulting services

Jinan Xinyuan Quansheng Real Estate Co., Ltd.	The PRC May 25, 2018	RMB	50,000,000	100%	Real estate development

Suzhou Yuxi Real Estate Co., Limited. (“Suzhou Yuxi”) (2)	The PRC March 5, 2018	RMB	100,000,000	100%	Real estate development

Xinchuang Sailing (Dalian) Healthy Technology Industrial Investment Co., Ltd.	The PRC June 5, 2018	RMB	600,000,000	100%	Real estate development

Dalian Xinyi Renju Real Estate Co., Ltd.	The PRC June 26, 2018	RMB	100,000,000	100%	Real estate development

Jiangxi Xinkai Renju Management Consulting Service., Ltd.	The PRC August 28, 2018	RMB	10,000,000	100%	Real estate consulting services

Beijing Xinyuan Huicheng Technology Development Co., Ltd.	The PRC January 26, 2018	RMB	100,000,000	100%	Technical services

Suzhou Yefang Real Estate Co., Limited. (“Suzhou Yefang”) (3)	The PRC April 14, 2017	RMB	100,000,000	20%	Real estate development

Chengdu Xinyuan Renju Enterprise Management Co., Ltd. (“Chengdu Renju”) (4)	The PRC October 26, 2017	RMB	50,000,000	100%	Real estate development

Chengdu Guohongteng Real Estate Co., Ltd. (“Chengdu Guohongteng”) (5)	The PRC July 16, 2010	RMB	1,673,179,200	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Qingdao Keda Real Estate Co., Ltd. (“Qingdao Keda”) (6)	The PRC September 20, 2010	RMB	50,000,000	100%	Real estate development

Wuhan Yinghexin Real Estate Co., Ltd. (“Wuhan Yinghexin”) (7)	The PRC January 15, 2014	RMB	100,000,000	100%	Real estate development

Henan Xinyuan Property Management Co., Ltd.	The PRC December 1, 2016	RMB	10,000,000	100%	Property management services

Wuhu Xinyansuifeng NO.1 Investment Center (Limited partnership) (8)	The PRC November 22, 2017	RMB	1,501,000,000	100%	Investment holding company

Zhuhai Xinyuan Real Estate Co., Ltd.	The PRC December 31, 2018	RMB	100,000,000	100%	Real estate development

VIE:

Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”) (Note 2(a))	PRC June 15, 2006	RMB	250,000,000	65%	Real estate development

Beijing Yuzhouyun Technology Development Center (Limited partnership)) and its subsidiary (“Yuzhouyun”) (Note 2(a))	The PRC March 2, 2018	RMB	18,388,300	51%	Technical services

(1)	Liquidated on January 10, 2018.
(2)	Acquired on June 6, 2018. The Company indirectly controls Suzhou Yuxi through its subsidiary Suzhou Yefang, which owns 100 % equity interest in Suzhou Yuxi.
(3)	Acquired on June 6, 2018.
(4)	Acquired on September 6, 2018. The Company indirectly controls Chengdu Renju through its subsidiary Wuhu Xinyansuifeng NO.1 Investment Center (Limited partnership) and Xinyuan Real Estate (Chengdu) Co., Ltd.
(5)	Acquired on September 6, 2018. The Company indirectly controls Chengdu Guohongteng through its subsidiary Chengdu Renju.
(6)	Acquired on July 3, 2018.
(7)	Acquired on May 18, 2018.
(8)	Acquired on September 6, 2018.

Equity holdings remained unchanged throughout the year ended December 31, 2018 except for Zhengzhou Xinnan (Note 24).